Stockholders' Equity of Identive Group, Inc. (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Activity under Stock-Based Compensation Plans

A summary of the activity under the Company’s stock-based compensation plans for the years ended December 31, 2013 is as follows:

		Stock Options				Stock Awards
	Shares Available for Grant	Number Outstanding	Average Exercise Price per share	Average Intrinsic Value	Remaining Contractual Life (in years)	Number Granted	Fair Value
Balance at January 1, 2011	7,542,277	1,810,188	$3.56	$128,300	4.66
Authorized	4,000,000
Granted	(1,447,980)	820,716	$2.53			627,264	$1,627,969
Cancelled or Expired	20,035	(343,082)	$7.27
Exercised		(21,001)	$2.36
Balance at December 31, 2011	10,114,332	2,266,821	$2.86	$49,298	5.90
Authorized	—
Granted	(2,447,033)	2,208,110	$1.17			238,923	$419,824
Cancelled or Expired	101,740	(425,959)	$2.85
Exercised
Balance at December 31, 2012	7,769,039	4,048,972	$1.94	$825,309	7.43
Authorized	—
Granted	(2,276,747)	2,115,725	$0.76			161,022	$135,600
Cancelled or Expired	441,902	(698,970)	$1.87
Exercised		(188)	$0.72
Balance at December 31, 2013	5,934,194	5,465,539	$1.49	$49,016	6.93
Vested or expected to vest at December 31, 2013		4,942,622	$1.56	$35,990	6.72
Exercisable at December 31, 2013		3,058,510	$1.98	$-	5.46

Summary Information about Options Outstanding

The following table summarizes information about options outstanding as of December 31, 2013:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.52 - $ 0.72	1,364,567	9.44	$0.59	189,989	$0.71
$0.73 - $ 1.20	1,875,211	7.95	1.03	1,196,421	1.15
$1.21 - $ 2.42	1,281,698	5.29	1.92	740,210	2.19
$2.43 - $ 6.95	941,063	3.52	3.11	928,890	3.12
$6.96 - $7.95	3,000	0.01	7.95	3,000	7.95
$0.52 - $7.95	5,465,539	6.93	$1.49	3,058,510	$1.98

Weighted-average Assumptions Used in Estimating Fair Value of Option Grants by Using Black-Scholes-Merton Model

The fair value of option grants was estimated using the Black-Scholes-Merton model with the following weighted-average assumptions for each of the three years ended December 31:

	2013	2012	2011
Risk-free interest rate	1.75%	0.72%	0.69%
Expected volatility	92.31%	99.73%	102.4%
Expected term in years	4.88	4.69	4.24
Dividend yield	None	None	None

Employee Stock Purchase Plan
Stock-Based Compensation Expense

The following table illustrates the stock-based compensation expense resulting from the ESPP included in the consolidated statements of operations for the years ended December 31, 2013, 2012 and 2011 (in thousands):

	Year Ended December 31,
	2013	2012	2011
Cost of revenue	$45	$36	$21
Research and development	28	33	31
Selling and marketing	51	66	43
General and administrative	52	47	39
Total	$176	$182	$134

Share Bonus and Incentive Plans
Stock-Based Compensation Expense

The following table illustrates the stock-based compensation expense resulting from stock bonus and incentive plans included in the consolidated statements of operations for the years ended December 31, 2013, 2012 and 2011 (in thousands):

	Year Ended December 31,
	2013	2012	2011
Cost of revenue	$10	$0	$5
Research and development	8	10	19
Selling and marketing	311	80	90
General and administrative	66	120	336
Total	$395	$210	$450

Stock Option
Stock-Based Compensation Expense

The following table illustrates the stock-based compensation expense resulting from stock options included in the consolidated statements of operations for the years ended December 31, 2013, 2012, and 2011 (in thousands):

	Year Ended December 31,
	2013	2012	2011
Cost of revenue	$14	$12	$15
Research and development	68	56	12
Selling and marketing	259	295	333
General and administrative	428	453	79
Restructuring	45	-	-
Stock-based compensation expense, net of income taxes of nil	$814	$816	$439